NOTE 9 - CONVERTIBLE NOTES PAYABLE - RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Convertible Notes payable - related parties
	December 31, 2013	December 31, 2012
Convertible note issued on October 2013, unsecured, interest at 8%, due on demand.	$17,000	$—
Convertible note issued on October 2013, unsecured, interest at 8%, due on demand.	194,254	—
Total convertible notes payable - related parties	211,254	—
Less: current portion	(211,254)	—
Long-term convertible notes payable - related parties	$—	$—